Other investments (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)	Jan. 31, 2023 CAD ($) $ / shares Rate	Dec. 31, 2023 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CAD ($) $ / shares Rate
Disclosure of detailed information about borrowings [line items]
Interest receivable				$ 1,253			$ 8,834
Falco Resources Ltd. [Member] | Convertible Secured Senior [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of note			$ 17,600
Interest receivable			$ 2,900
Note interest rate | Rate			8.00%				7.00%
Conversion price | $ / shares			$ 0.5				$ 0.55
Reduction in fair value of note			$ 11,600
Stornoway Diamond Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Interest receivable					$ 4,800
Allowance for expected credit loss against loans receivable					13,300	$ 10.0
Loans receivable net of income taxes					11,500
Allowance for expected credit loss against accrued interest					6,600	5.0
Expected credit loss					$ 19,900	$ 15.0
Loan wrote-off	$ 17,300	$ 12.8
Loan wrote-off net of income tax	$ 15,000
Provision for loans				$ 30,600